Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,097,547,000.00
Previously Paid Amount	0.00
Total Fee Amount	151,571.24
Total Offset Amount	0.00
Net Fee	151,571.24
Narrative - Max Aggregate Offering Price	$ 1,097,547,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true